Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Taxes
An analysis of the Company’s deferred tax assets and liabilities follows (amounts in thousands):

	December 31,
	2016	2015
Net operating loss carryforwards	$92,072	$51,519
Percentage depletion carryforward	9,372	10,592
Alternative minimum tax credits	784	784
Contributions carryforward and other	282	266
Temporary differences:
Oil and gas properties	27,992	62,786
Asset retirement obligation	13,620	15,831
Derivatives	1,767	(561)
Share-based compensation	1,870	2,291
Original issue discount on debt exchanges	29,646	—
Valuation allowance	(177,405)	(143,508)
Deferred tax asset (liability)	$—	$—

Income Tax Reconciliation
Income tax expense (benefit) for each of the years ended December 31, 2016, 2015 and 2014 was different than the amount computed using the Federal statutory rate (35%) for the following reasons (amounts in thousands):

	For the Year Ended December 31,
	2016	2015	2014
Amount computed using the statutory rate	$(31,623)	$(102,257)	$9,887
Increase (reduction) in taxes resulting from:
State & local taxes	(2,000)	(6,477)	904
Percentage depletion carryforward	(163)	(404)	(1,564)
Non-deductible stock option expense (1)	77	90	213
Share-based compensation (2)	707	1,317	90
Other	1,415	113	(643)
Change in valuation allowance	32,130	110,244	(11,828)
Income tax expense (benefit)	$543	$2,626	$(2,941)

(1)	Relates to compensation expense recognized on the vesting of Incentive Stock Options.

(2)	Relates to the write-off of deferred tax assets associated with share-based compensation that will not be deductible for tax purposes.